Income tax (Details 4) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)	Mar. 31, 2013 CNY (¥)
Income tax
Income before income tax expense	$ 25,024	¥ 155,120	¥ 190,924	¥ 158,185
Computed "expected" tax expense	6,256	38,780	47,731	39,546
Non-PRC entities not subject to income tax	5,209	32,292	31,502	25,569
PRC dividend withholding tax	839	5,200	9,887
Non-taxable income			(1,874)
Tax rate differential, preferential rate	(4,785)	(29,663)	(29,011)	(26,015)
Others	116	718	163	(557)
Total income tax expense	$ 7,635	¥ 47,327	¥ 58,398	¥ 38,543